Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2015	2014	2013
Interest expense on bank debt (Note 7)	$3,541	$3,282	$3,029
Interest expense and other fees on related party debt (Note 3)	2,945	3,247	1,195
Amortization of deferred financing costs (Note 7)	268	196	197
Commitment fees and other (Note 7)	412	21	133
Total	$7,166	$6,746	$4,554